CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	9 Months Ended		12 Months Ended		167 Months Ended	176 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Sep. 30, 2011
Warrant
Issuance of stock, shares	6,013,478					6,013,478
Series B Preferred Stock
Preferred Shares converted into Common shares	13.80	12,862.78	13,983.58	6,628.55	20,612.13	20,625.31
Preferred Shares were issued in connection with non-registration events as settlement of dividends/penalties payable					$ 0
Series B Preferred Stock | Common Stock
Common shares issued upon conversion	36,408	35,532,542	3,862,867	18,310,911	56,939,586	56,975,994
Series A Preferred Stock
Preferred Shares converted into Common shares	4,645,411	819,563	1,019,563	3,326,857	4,909,698	9,555,109
Preferred Shares were issued in connection with non-registration events as settlement of dividends/penalties payable					$ 553,629
Series A Preferred Stock | Common Stock
Common shares issued upon conversion	11,078,634	8,195,623	9,195,623	22,800,428	32,619,793	43,698,427